Investments in Joint Ventures and Associates - Summary of Individually Immaterial Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Profit for the year	£ 266	£ 590	£ 408
Total comprehensive (expense)/income	49	714	£ 253
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit for the year	3	(3)
Total comprehensive (expense)/income	£ 3	£ (3)